Rule 497(e) and (g)
                                                            File Nos.: 033-48922
                                                            811-6720

SUPPLEMENT TO PROSPECTUS
DATED APRIL 1, 1999

     The accompanying Prospectus of The Flex-Partners dated April 30, 1998 (the "Prospectus") indicates that the maximum initial sales charge imposed on purchases of Class A shares of the Core Equity Fund, Utility Growth Fund, and Tactical Asset Allocation Fund and shares of the International Equity Fund is 4.00%.

     Effective April 1, 1999, the maximum initial sales charge imposed on purchases of Class A shares of the Core Equity Fund, Utility Growth Fund, and Tactical Asset Allocation Fund and shares of the International Equity Fund is 5.75%. Accordingly the Prospectus is amended as follows:


I. The paragraph under the heading "Sales Charges" on page 3 of the Prospectus is replaced with the following:

     Investors in the Core Equity, Utility Growth, and Tactical Asset Allocation Funds may select Class A or Class C shares, each with a public offering price that reflects different sales charges and expense levels. Class A shares are offered at net asset value plus the applicable sales charge (maximum of 5.75% of public offering price). Class C shares are sold at net asset value without an initial sales charge, but if redeemed within 18 months of purchase, a contingent deferred sales charge equal to 1.50% of the lesser of the current market value or the cost of the shares being redeemed will apply, and if redeemed more than 18 months after purchase and before 24 months after purchase, a contingent deferred sales charge equal to .75% of the lesser of the current market value or the cost of the shares being redeemed will apply. Shares of the International Equity Fund are offered at net asset value plus the applicable sales charge (maximum of 5.75% of public offering price). See "How to Buy Shares" and "Distribution Plans."


II. The Maximum Initial Sales Charge Imposed on Purchases (as a percentage of offering price) of Class A shares of the Core Equity Fund, Utility Growth Fund, and Tactical Asset Allocation Fund and shares of the International Equity Fund listed under the heading "Synopsis of Financial Information" on page 5 of the Prospectus is changed to 5.75%.


III. The Performance Comparison on page 9 of the Prospectus for Class A Shares of the Utility Growth Fund is replaced with the following:

[GRAPH] The following information was presented as a line graph:

UTILITY GROWTH FUND CLASS A SHARES VS. THE DOW JONES
UTILITY AVERAGE AND MORNINGSTAR'S AVERAGE UTILITIES FUND
The Growth of $10,000 (07/11/95* to 12/31/97)

           Utility              Utility          The Dow Jones    Morningstar's
         Growth Fund          Growth Fund           Utility         Average
       with sales charge   without sales charge     Average*     Utilities Fund*

7/11/95      $ 9,425             $10,000             $10,000          $10,000
9/30/95      $ 9,915             $10,520             $10,750          $10,695
12/31/95     $10,849             $11,511             $11,483          $11,425
3/31/96      $10,743             $11,398             $10,990          $11,402
6/30/96      $11,378             $12,072             $11,551          $11,848
9/30/96      $11,343             $12,035             $11,525          $11,636
12/31/96     $12,218             $12,963             $12,528          $12,585
3/31/97      $11,932             $12,660             $11,924          $12,470
6/30/97      $12,865             $13,650             $12,525          $13,531
9/30/97      $13,933             $14,783             $13,316          $14,268
12/31/97     $15,689             $16,646             $15,425          $15,745


UTILITY GROWTH FUND
A SHARES
AVERAGE ANNUAL TOTAL RETURN
---------------------------
1 YEAR
WITH SALES CHARGE
21.03%

1 YEAR
WITHOUT SALES CHARGE
28.41%

SINCE INCEPTION (7/11/95)
WITH SALES CHARGE
19.97%

SINCE INCEPTION (7/11/95)
WITHOUT SALES CHARGE
22.86%

IV. The first sentence in the first paragraph under the heading "1997 in Review" on page 10 of the Prospectus is replaced with the following:

     In 1997, Utility Growth Fund Class A shares provided shareholders with a total return of 28.41% without a sales charge and a total return of 21.03% after sales charge, and Class C shares provided shareholders with a total return of 28.25% without a sales charge and a total return of 26.75% after sales charge.


V. The Performance Comparison on page 10 of the Prospectus for Class A Shares of the Tactical Asset Allocation Fund is replaced with the following:

[GRAPH] The following information was presented as a line graph:

TACTICAL ASSET ALLOCATION FUND CLASS A SHARES VS.
THE S&P 500 COMPOSITE STOCK PRICE INDEX AND
MORNINGSTAR'S AVERAGE ASSET ALLOCATION FUND
The Growth of $10,000 (08/1/96 to 12/31/97)

       Tactical Asset      Tactical Asset       The S&P 500      Morningstar's
      Allocation Fund     Allocation Fund     Composite Stock    Average Asset
     with sales charge  without sales charge   Price Index*     Allocation Fund

8/1/96    $ 9,425             $10,000             $10,000             $10,000
9/30/96   $ 9,644             $10,232             $10,786             $10,473
12/31/96  $ 9,944             $10,551             $11,684             $10,991
3/31/97   $10,103             $10,719             $11,943             $10,966
6/30/97   $12,055             $11,362             $13,962             $11,998
9/30/97   $12,318             $13,069             $14,942             $12,753
12/31/97  $11,664             $12,375             $15,307             $12,816


TACTICAL ASSET ALLOCATION FUND
A SHARES
AVERAGE ANNUAL TOTAL RETURN
---------------------------
1 YEAR
WITH SALES CHARGE
10.51%

1 YEAR
WITHOUT SALES CHARGE
17.29%

SINCE INCEPTION (8/1/96)
WITH SALES CHARGE
11.50%

SINCE INCEPTION (8/1/96)
WITHOUT SALES CHARGE
16.25%


VI. The first sentence in the first paragraph under the heading "1997 in Review" on page 11 of the Prospectus is replaced with the following:

     In 1997, Tactical Asset Allocation Fund Class A shares provided shareholders with a total return of 17.29% without a sales charge and a total return of 10.51% after sales charge, and Class C shares provided shareholders with a total return of 17.71% without a sales charge and a total return of 16.35% after sales charge.

VII. The Performance Comparison on page 12 of the Prospectus for Class A Shares of the Core Equity Fund is replaced with the following:

[GRAPH] The following information was presented as a line graph:

CORE EQUITY FUND CLASS A SHARES VS. THE S&P 500
COMPOSITE STOCK PRICE INDEX AND MORNINGSTAR'S
AVERAGE ASSET ALLOCATION FUND
The Growth of $10,000 (08/1/97 to 12/31/97)

             Core                Core             The S&P 500     Morningstar's
         Equity Fund          Equity Fund       Composite Stock      Average
       with sales charge  without sales charge    Price Index      Growth Fund

8/1/97      $9,425             $10,000               $10,000        $10,000
9/30/97     $9,448             $10,024               $ 9,957        $10,294
12/31/97    $9,614             $10,200               $10,243        $10,139


CORE EQUITY FUND
A SHARES
PERIOD TOTAL RETURN
-------------------

SINCE INCEPTION (8/1/97)
WITH SALES CHARGE
-3.85%

SINCE INCEPTION (8/1/97)
WITHOUT SALES CHARGE
2.00%


VIII. The first sentence in the first paragraph under the heading "1997 in Review" on page 13 of the Prospectus is replaced with the following:

     From its inception on August 1, 1997, Core Equity Fund Class A shares provided shareholders with a total return of 2.00% without a sales charge and a total return of -3.85% after sales charge, and Class C shares provided shareholders with a total return of 1.88% without a sales charge and a total return of 0.38% after sales charge.


IX. The table depicting Class A sales charge breakpoints, which appears under the heading "Class A Shares" on page 35 of the Prospectus, is replaced with the following:

                          AS A PERCENTAGE       AS A PERCENTAGE
                          OF OFFERING           OF NET ASSET
                          PRICE OF THE          VALUE OF THE        DEALER'S
                          SHARES                SHARES              SALES
AMOUNT INVESTED           PURCHASED             PURCHASED           CONCESSION
-------------------------------------------------------------------------------
Up to $50,000                5.75%                 6.10%              5.25%
$50,001 to $100,000          5.00%                 5.26%              4.50%
$100,001 to $249,999         3.75%                 3.90%              3.25%
$250,000 to $499,999         2.50%                 2.56%              2.00%
$500,000 to $999,999         2.00%                 2.04%              1.60%
$1,000,000 or more           none                  none               none

                                                         Rule 497(e) and (g)
                                                         File Nos.: 033-48922
                                                         811-6720

SUPPLEMENT TO PROSPECTUS
DATED APRIL 1, 1999

     The accompanying Prospectus of The Flex-Partners International Equity Fund dated April 30, 1998 (the "Prospectus") indicates that the maximum initial sales charge imposed on purchases of shares of the International Equity Fund is 4.00%.

     Effective April 1, 1999, the maximum initial sales charge imposed on purchases of shares of the International Equity Fund is 5.75%. Accordingly the Prospectus is amended as follows:


I. The paragraph under the heading "Sales Charges" on page 2 of the Prospectus is replaced with the following:

     Shares are offered at net asset value plus the applicable sales charge (maximum of 5.75% of public offering price). See "Synopsis of Financial Information" and "How to Buy Shares."


II. The Maximum Initial Sales Charge Imposed on Purchases (as a percentage of offering price) of shares of the International Equity Fund listed under the heading "Synopsis of Financial Information" on page 3 of the Prospectus is changed to 5.75%.


III. The table depicting sales charge breakpoints, which appears under the heading "Purchasing Shares" on page 15 of the Prospectus, is replaced with the following:

                          AS A PERCENTAGE       AS A PERCENTAGE
                          OF OFFERING           OF NET ASSET
                          PRICE OF THE          VALUE OF THE        DEALER'S
                          SHARES                SHARES              SALES
AMOUNT INVESTED           PURCHASED             PURCHASED           CONCESSION
-------------------------------------------------------------------------------
Up to $50,000                5.75%                 6.10%              5.25%
$50,001 to $100,000          5.00%                 5.26%              4.50%
$100,001 to $249,999         3.75%                 3.90%              3.25%
$250,000 to $499,999         2.50%                 2.56%              2.00%
$500,000 to $999,999         2.00%                 2.04%              1.60%
$1,000,000 or more           none                  none               none